Shareholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Shareholders’ Deficit [Line Items]
Schedule of Obligated to Issue Shares

As of March 31, 2026 and December 31, 2025, the Company was obligated to issue the following shares:

	March 31, 2026		December 31, 2025
	Amount	Shares	Amount	Shares

Shares issuable to employees and consultants	$49,505	82,910	$49,498	9,931
Private placement issuable	11,851	12,121	11,851	12,121
	$61,356	95,031	$61,349	22,052

As of December 31, 2025 and 2024, the Company was obligated to issue the following shares:

	December 31, 2025		December 31, 2024
	Amount	Shares	Amount	Shares
Shares issuable to employees and consultants	$49,498	9,931	$81,632	14,305
Shares issuable to independent directors	–	–	80,000	16,327
Private placement issuable	11,851	12,121	–	–
	$61,349	22,052	$161,632	30,632

Schedule of Financial Statements with Respect to the EIPs

Amounts recognized in the financial statements with respect to the EIPs in the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025
Total cost of share-based payment plans during the period	$297,522	$7,126
Amounts capitalized in deferred equity compensation during period	$—	$—
Amounts written off from deferred equity compensation during period	$—	$—
Amounts charged against income for amounts previously capitalized	$—	$—
Amounts charged against income, before income tax benefit	$297,522	$7,126
Amount of related income tax benefit recognized in income	$—	$—

Amounts recognized in the financial statements with respect to the EIPs in the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Total cost of share-based payment plans during the period	$158,625	$153,186
Amounts capitalized in deferred equity compensation during period	$–	$–
Amounts written off from deferred equity compensation during period	$–	$57,147
Amounts charged against income for amounts previously capitalized	$–	$–
Amounts charged against income, before income tax benefit	$158,625	$210,333
Amount of related income tax benefit recognized in income	$–	$–

Stock Options [Member]
Shareholders’ Deficit [Line Items]
Schedule of Stock Option Activity	The following table summarizes stock option activity as of and for the three months ended March 31, 2026 and 2025:
	2026		2025
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	135,791	$4.26	61,574	$7.00
Granted during the period	—	$—	—	$—
Exercised during the period	—	$—	—	$—
Forfeited during the period	(4,617)	$(9.66)	—	$—
Outstanding at end of period	131,174	$4.07	61,574	$7.00

Options exercisable at period-end	112,674	$4.15	50,074	$7.00
The following table summarizes stock option activity as of and for the years ended December 31, 2025 and 2024:
	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	61,579	$6.94	50,937	$15.57
Granted during the period	75,000	$2.20	48,055	$5.84
Exercised during the period	–	$–	–	$–
Forfeited during the period	(788)	$(17.33)	(37,413)	$(17.48)
Outstanding at end of period	135,791	$4.26	61,579	$6.94

Options exercisable at period-end	102,791	$4.60	48,074	$6.94

Schedule of Fair Value of Options Granted	The fair value of options granted for the three months ended March 31, 2026 and 2025 was calculated using the following range of assumptions:
	2026	2025
Pricing model utilized	No Grants	No Grants
Risk free rate range	No Grants	No Grants
Expected life range (in years)	No Grants	No Grants
Volatility range	No Grants	No Grants
Dividend yield	No Grants	No Grants
Expected forfeiture	No Grants	No Grants
The fair value of options granted for the years ended December 31, 2025 and 2024 was calculated using the following range of assumptions:
	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.26%	4.20% to 4.23%
Expected life range (in years)	10.00 years	10.00 years
Volatility range	172.20%	173.09% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	30.00%

Schedule of Stock Grant Activity

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the three months ended March 31, 2026 and 2025:

	2026		2025
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	33,000	$2.23	13,500	$5.00
Granted	—	$—	—	$—
Vested	(14,500)	$(1.87)	(2,000)	$(4.00)
Forfeited	—	$—	—	$—
Nonvested options at end of period	18,500	$2.51	11,500	$5.00

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	13,500	$4.75	10,731	$6.14
Granted	75,000	$1.53	48,049	$4.09
Vested	(55,500)	$(1.89)	(37,322)	$(4.11)
Forfeited	–	$–	(7,958)	$(5.62)
Nonvested options at end of period	33,000	$2.23	13,500	$4.75

Stock Grants [Member]
Shareholders’ Deficit [Line Items]
Schedule of Stock Grant Activity	The following table summarizes stock grant activity as of and for the three months ended March 31, 2026 and 2025:
	2026		2025
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	346,250	$1.43	—	$—
Granted	—	$—	—	$—
Vested	(49,688)	$(1.39)	—	$—
Forfeited	—	$—	—	$—
Nonvested grants at end of period	296,562	$1.43	—	$—
The following table summarizes stock grant activity as of and for the years ended December 31, 2025 and 2024:
	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	–	$–	14,845	$5.19
Granted	369,541	$1.43	–	$–
Vested	(23,291)	$(1.47)	(12,295)	$(4.93)
Forfeited	–	$–	(2,550)	$(6.43)
Nonvested grants at end of period	346,250	$1.43	–	$–

Stock Warrants [Member]
Shareholders’ Deficit [Line Items]
Schedule of Stock Warrants

Transactions involving our stock warrants during the three months ended March 31, 2026 and 2025 are summarized as follows:

	2026		2025
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	804,351	$16.31	1,014,888	$16.00
Granted during the period	49,615	$5.04	13,534	$4.00
Exercised during the period	—	$—	—	$—
Expired during the period	(195,252)	$(34.27)	(225,420)	$(13.00)
Down round adjustments during the period	14,110	4.25	—	—
Outstanding at end of the period	672,824	$9.92	803,002	$17.00

Exercisable at end of the period	672,824	$9.92	803,002	$17.00

Weighted average remaining life	5.5	years	4.5	years

Transactions involving our stock warrants during the years ended December 31, 2025 and 2024 are summarized as follows:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	1,014,932	$16.25	774,146	$20.48
Granted during the period	69,333	$2.26	302,308	$6.38
Exercised during the period	–	$–	–	$–
Expired during the period	(279,914)	$(12.61)	(61,522)	$(27.84)
Outstanding at end of the period	804,351	$16.31	1,014,932	$16.43

Exercisable at end of the period	804,351	$16.31	1,014,888	$16.43

Weighted average remaining life	4.4 years		3.6 years

Schedule of Company’s Stock Warrants Outstanding

The following table summarizes information about the Company’s stock warrants outstanding as of March 31, 2026:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.02 to 10.00	459,698	7.3	$4.80	459,698	$4.80
$10.01 to 25.00	184,434	2.0	$15.00	184,434	$15.00
$25.01 to 50.00	5,334	0.4	$25.00	5,334	$25.00
$50.01 to 105.00	23,358	0.4	$67.28	23,358	$67.28
$0.02 to 105.00	672,824	5.5	$9.92	672,824	$9.92

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2025:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.02 to 10.00	395,973	7.9	$4.94	395,973	$4.94
$10.01 to 25.00	184,434	2.2	$15.00	184,434	$15.00
$25.01 to 50.00	194,334	0.1	$32.91	194,334	$32.91
$50.01 to 105.00	29,610	0.5	$67.57	29,610	$67.57
$0.02 to 105.00	804,351	4.4	$16.31	804,351	$16.31

Schedule of Fair Value of Warrants Range of Assumptions	The fair value of the warrants was calculated using the following range of assumptions:
	2026	2025
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.72% to 3.85%	3.65% to 4.69%
Expected life range (in years)	5.00 years	5.00 to 10.00 years
Volatility range	151.64% to 152.41%	139.73% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	33.00%	33.00%
The fair value of the warrants was calculated using the following range of assumptions:
	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.70% to 4.24%	3.65% to 4.69%
Expected life range (in years)	10.00 years	5.00 to 10.00 years
Volatility range	159.13% to 175.32%	139.73% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	44.00%	33.00%